DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Germany Hedged Equity ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.1%
Communication Services - 6.8%
Deutsche Telekom AG	23,613	$445,838
Scout24 SE, 144A	581	33,596
Telefonica Deutschland Holding AG	7,565	19,652
United Internet AG	713	16,158

(Cost $553,028)		515,244

Consumer Discretionary - 12.2%
adidas AG	1,262	188,056
Bayerische Motoren Werke AG	2,416	178,382
Continental AG	805	46,500
Delivery Hero SE, 144A*	1,190	49,630
Mercedes-Benz Group AG	5,848	329,815
Puma SE	774	47,463
Volkswagen AG	210	38,874
Zalando SE, 144A*	1,614	37,484

(Cost $1,542,650)		916,204

Consumer Staples - 2.0%
Beiersdorf AG	735	74,307
HelloFresh SE*	1,208	28,966
Henkel AG & Co. KGaA	747	46,768

(Cost $225,179)		150,041

Financials - 16.3%
Allianz SE	2,977	504,347
Commerzbank AG*	7,679	51,164
Deutsche Bank AG(a)	15,070	126,048
Deutsche Boerse AG	1,384	234,289
Hannover Rueck SE	441	65,104
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,021	244,406

(Cost $1,633,160)		1,225,358

Health Care - 11.7%
Bayer AG	7,156	378,269
Carl Zeiss Meditec AG	296	36,945
Fresenius Medical Care AG & Co. KGaA	1,496	51,402
Fresenius SE & Co. KGaA	3,023	74,916
Merck KGaA	941	162,086
QIAGEN NV*	1,667	75,805
Siemens Healthineers AG, 144A	2,055	100,636

(Cost $1,697,653)		880,059

Industrials - 17.1%
Brenntag SE	1,130	74,291
Daimler Truck Holding AG*	3,266	83,777
Deutsche Lufthansa AG*	4,323	25,784
Deutsche Post AG	7,226	264,292
GEA Group AG	1,108	38,627
KION Group AG	533	21,334
Knorr-Bremse AG	527	25,607
MTU Aero Engines AG	389	68,783
Rational AG	36	19,482
Rheinmetall AG	320	50,939
Siemens AG	5,576	566,413
Siemens Energy AG	3,144	46,367

(Cost $1,555,677)		1,285,696

Information Technology - 12.3%
Bechtle AG	603	23,167
Infineon Technologies AG	9,538	232,921
Nemetschek SE	406	24,032
SAP SE	7,610	649,593

(Cost $1,084,375)		929,713

Materials - 6.7%
BASF SE	6,697	283,138
Covestro AG, 144A	1,395	42,225
Evonik Industries AG	1,544	28,853
HeidelbergCement AG	1,065	48,269
Symrise AG	958	100,462

(Cost $989,040)		502,947

Real Estate - 2.7%
Aroundtown SA	7,264	21,228
LEG Immobilien SE	532	40,269
Vonovia SE	5,220	141,638

(Cost $357,628)		203,135

Utilities - 4.3%
E.ON SE	16,358	139,896
RWE AG	4,679	179,058
Uniper SE	629	3,404

(Cost $407,099)		322,358

TOTAL COMMON STOCKS (Cost $10,045,489)		6,930,755

PREFERRED STOCKS - 6.1%
Consumer Discretionary - 4.0%
Bayerische Motoren Werke AG	432	30,064
Porsche Automobil Holding SE	1,105	78,266
Volkswagen AG	1,359	194,125

(Cost $486,145)		302,455

Consumer Staples - 1.1%
Henkel AG & Co. KGaA
(Cost $151,999)	1,307	84,377

Health Care - 1.0%
Sartorius AG
(Cost $33,860)	177	73,979

TOTAL PREFERRED STOCKS (Cost $672,004)		460,811

EXCHANGE-TRADED FUNDS - 0.0%
iShares Currency Hedged MSCI Germany ETF
(Cost $1,445)	50	1,251

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.24%(b)
(Cost $37,699)	37,699	37,699

TOTAL INVESTMENTS - 98.7% (Cost $10,756,637)		$7,430,516
Other assets and liabilities, net - 1.3%		97,470

NET ASSETS - 100.0%		$7,527,986

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

COMMON STOCKS — 1.7%
Financials — 1.7%
Deutsche Bank AG(a)
186,311	9,599	(23,431)	(27,941)	(18,490)	—	—	15,070	126,048
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(b)(c)
15,960	—	(15,960)(d)	—	—	40	—	—	—
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.24%(b)
6,428	375,016	(343,745)	—	—	141	—	37,699	37,699

208,699	384,615	(383,136)	(27,941)	(18,490)	181	—	52,769	163,747

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
DAX Mini Futures	EUR	2	$131,075	$129,106	9/16/2022	$(1,969)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2022.

As of August 31, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
Goldman Sachs & Co.	9/2/2022	EUR	2,095,867	USD	2,141,578	$35,335	$—
Goldman Sachs & Co.	9/2/2022	EUR	326,000	USD	333,105	5,491	—
JP Morgan & Chase Co.	9/2/2022	EUR	2,620,000	USD	2,677,155	44,184	—
RBC Capital Markets	9/2/2022	EUR	2,582,319	USD	2,638,652	43,549	—
Goldman Sachs & Co.	9/2/2022	USD	2,435,308	EUR	2,421,867	—	(1,451)
JP Morgan & Chase Co.	9/2/2022	USD	2,634,541	EUR	2,620,000	—	(1,570)
RBC Capital Markets	9/2/2022	USD	2,596,651	EUR	2,582,319	—	(1,547)
Goldman Sachs & Co.	10/4/2022	EUR	2,421,867	USD	2,440,389	903	—
JP Morgan & Chase Co.	10/4/2022	EUR	2,620,000	USD	2,639,860	798	—
RBC Capital Markets	10/4/2022	EUR	2,582,319	USD	2,602,069	962	—
Goldman Sachs & Co.	10/4/2022	USD	141,075	EUR	140,000	—	(56)

Total unrealized appreciation (depreciation)						$131,222	$(4,624)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2022.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,930,755	$—	$–	$6,930,755
Preferred Stocks(a)	460,811	—	—	460,811
Exchange-Traded Funds	1,251	—	—	1,251
Short-Term Investments(a)	37,699	—	—	37,699
Derivatives(b)
Forward Foreign Currency Contracts	—	131,222	—	131,222

TOTAL	$7,430,516	$131,222	—	$7,561,738

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(4,624)	$—	$(4,624)
Futures Contracts	(1,969)	—	—	(1,969)

TOTAL	$(1,969)	$(4,624)	$—	$(6,593)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBGR-PH1

R-089711-1 (5/24) DBX005195 (5/24)